Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash Flows from Operating Activities
Net earnings	$ 120,484	$ 107,144	$ 86,561
Adjustments to arrive at net cash provided by operating activities:
Depreciation and amortization	46,099	43,423	42,183
Share-based compensation	7,819	5,678	3,860
(Gain) loss on assets	(4,323)	1,382	1,819
Deferred income taxes	(3,138)	8,685	(3,895)
Changes in operating assets and liabilities:
Trade accounts receivable	(5,095)	(20,229)	5,013
Inventories	(28,391)	(4,191)	1,190
Prepaid expenses and other assets	(1,825)	9,370	(14,602)
Accounts payable and other accrued expenses	6,299	(7,757)	14,058
Accrued salaries, wages and withholdings from employees	3,075	5,053	(1,557)
Income taxes	(3,148)	2,699	965
Other liabilities	5,021	4,468	2,741
Net cash provided by operating activities	142,877	155,725	138,336
Cash Flows from Investing Activities
Acquisition of property, plant and equipment	(72,200)	(55,823)	(47,716)
Proceeds from sale of assets	2,076	172	109
Acquisition of new businesses, net of cash acquired	(3,706)	0	0
Other investing activities	(207)	528	(440)
Net cash used in investing activities	(74,037)	(55,123)	(48,047)
Cash Flows from Financing Activities
Proceeds from additional borrowings	184,074	139,344	222,553
Debt payments	(198,259)	(211,935)	(277,064)
Dividends paid	(41,968)	(39,013)	(37,042)
Proceeds from options exercised and other equity transactions	3,205	14,063	11,185
Net cash used in financing activities	(52,948)	(97,541)	(80,368)
Effect of exchange rate changes on cash and cash equivalents	(7,292)	(1,025)	(6,200)
Net increase (decrease) in cash and cash equivalents	8,600	2,036	3,721
Cash and cash equivalents at beginning of year	14,255	12,219	8,498
Cash and cash equivalents at end of year	22,855	14,255	12,219
Cash paid during the year for:
Interest	19,642	19,932	26,982
Income taxes	55,570	32,668	36,801
Capitalized interest	$ 1,240	$ 810	$ 840